Liabilities and assets under insurance contracts and reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets	The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.j) is as follows:

EUR million
	2020			2019			2018
Technical provisions for:	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)
Unearned premiums and unexpired risks	51	(45)	6	59	(52)	7	52	(47)	5
Life insurance	189	(137)	52	206	(151)	55	227	(163)	64
Unearned premiums and risks	126	(122)	4	139	(132)	7	140	(127)	13
Mathematical provisions	63	(15)	48	67	(19)	48	87	(36)	51
Claims outstanding	561	(59)	502	399	(55)	344	397	(86)	311
Bonuses and rebates	23	(11)	12	22	(10)	12	20	(9)	11
Other technical provisions	86	(9)	77	53	(24)	29	69	(19)	50
	910	(261)	649	739	(292)	447	765	(324)	441